Finance Income and Finance Expense (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income And Finance Expense [Abstract]
Net foreign currency exchange gains	SFr 7,744	SFr 264,029	SFr 1,315,029
Interest expenses include interest paid	SFr 3,745	SFr 435,993	SFr 1,182,369